Earnings Per Share	9 Months Ended	12 Months Ended
	Sep. 26, 2021	Dec. 31, 2020
Earnings Per Share [Abstract]
Earnings Per Share
11.	EARNINGS PER SHARE
The following table sets forth the calculation of basic and diluted earnings per share:

	For the thirteen weeks ended		For the thirty-nine weeks ended
	September 26, 2021	September 27, 2020	September 26, 2021	September 27, 2020
Numerator:
Net income	$(30,200)	$13,543	$(9,158)	$30,904
Denominator:
Weighted average common shares	106,285,072	67,673,884	80,735,661	67,673,884
Dilutive effect of potential common shares	—	—	—	—

Weighted average common shares assuming dilution	106,285,072	67,673,884	80,735,661	67,673,884

Earnings per share:
Basic	$(0.28)	$0.20	$(0.11)	$0.46
Diluted	$(0.28)	$0.20	$(0.11)	$0.46
The following outstanding shares of common stock equivalents were excluded from the calculation of diluted earnings per share because their effect would have been anti-dilutive.

	For the thirteen weeks ended		For the thirty-nine weeks ended
	September 26, 2021	September 27, 2020	September 26, 2021	September 27, 2020
Anti-dilutive shares excluded from calculation of diluted EPS:
Warrants	14,666,644	—	14,666,644	—
Stock options	1,394,008	—	1,394,008	—
Restricted stock units	658,891	—	658,891	—
Earn-out shares	2,187,500	—	2,187,500	—

Total anti-dilutive shares	18,907,043	—	18,907,043	—

9.	EARNINGS PER SHARE
The following table sets forth the calculation of basic and diluted earnings per share:

	2020	2019	2018
Numerator:
Net income	$32,857	$561	$(30,613)
Denominator:
Weighted average common shares	67,673,884	67,673,884	67,673,884
Dilutive effect of potential common shares	—	—	—

Weighted average common shares assuming dilution	67,673,884	67,673,884	67,673,884

Earnings per share:
Basic	$0.49	$0.01	$(0.45)
Diluted	$0.49	$0.01	$(0.45)